Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related Party Transactions
Note 22 - Related Party Transactions
Transactions with entities over which we have significant influence
The Company’s related parties include its joint venture partners, Perfomex and Perfomex II, with whom the Company engages in various transactions (see Note 6 - Equity Method Investments).
We have historically provided rigs on a BBC basis to our joint ventures (see Note 13 - Leases). During the year ended December 31, 2025, we provided no rigs on a BBC basis to our operations under our joint ventures in Mexico (three rigs from January 1, 2024 to March 31, 2024 and none for the remainder of 2024 and five rigs in 2023).
Perfomex provides onshore operational and technical support services to the Company for certain rigs operating in the Americas. These expenses were recognized as rig operating and maintenance expenses in the Consolidated Statements of Operations.
BBC revenue and rig operating and maintenance expenses from our joint venture related parties consisted of the following:

	For the Years Ended December 31,
(In $ millions)	2025	2024	2023
Related party revenue - Perfomex (1)	—	35.0	129.6
Rig operating and maintenance expenses - Perfomex	8.1	3.6	1.6
(1) For the year ended December 31, 2024, our BBC revenue included acceleration of amortization of the deferred performance fee associated with the termination of BBC agreements for three rigs.
Repayment of loans from our joint ventures consisted of the following:

	As of December 31,
(In $ millions)	2025	2024	2023
Loan repayment - Perfomex	—	—	(9.8)
The accounts receivable, net balances with our joint ventures consisted of the following:

	As of December 31,
(In $ millions)	2025	2024
Due from related parties - Perfomex	2.3	85.1
Transactions with other related parties
The Company also has transactions with the following other related parties:
•Front End Limited Company (“Front End”) is a minority owner in a consolidated subsidiary of the Company. Front End is an agent and party to a management agreement with this subsidiary to provide management services in the Kingdom of Saudi Arabia, for which it receives a management fee.
•Magni Partners Limited (“Magni”) is solely owned by Mr. Tor Olav Trøim, a Board member. Magni is a party to a corporate services agreement with the Company, pursuant to which it provides strategic advice and assists in sourcing investment opportunities, financing and other such services. The agreement included charges for services engaged by the Company at its discretion. For the year ended December 31, 2023, Magni charged additional amounts to the Company representing Magni’s fixed costs. Effective January 1, 2024, the fixed element of the agreement was terminated, while the remaining terms of the agreement continue to remain in force.
•Drew Holdings Limited (“Drew”) is wholly owned by Drew Trust, a non-discretionary trust established in Bermuda in which Mr. Tor Olav Trøim, a Board member, is the beneficiary. In January 2023, Drew entered into the SLA with the Company and DNB Markets (see Note 23 - Shareholders’ Equity). In accordance with the SLA, Drew made up to 15 million Borr common shares available to DNB Markets to facilitate share lending to the Convertible Bond holders. Under the terms of the SLA, the Company incurred fees payable to Drew for the shares available for lending. As of December 31, 2023, Drew was no longer a party to the SLA.
Transactions with other related parties are recognized as rig operating and maintenance expenses or general and administrative expenses, based on the nature of the transaction in the Consolidated Statements of Operations. They consisted of the following:

	For the Years Ended December 31,
(In $ millions)	2025	2024	2023
Operating expenses - Front End Limited Company	1.7	3.4	2.7
Operating expenses - Magni Partners Limited	—	—	0.6
Operating expenses - Drew Holdings Limited	—	—	1.0
The Company engaged in transactions in which the Company paid professional fees to our related party Magni, which were directly attributable to our debt and equity offerings. Fees directly attributable to debt financing are recognized as deferred finance charges, which are presented as a reduction to the carrying value of the associated debt balances and are amortized over the term of the facilities as “Interest Expense” in the Consolidated Statements of Operations. Fees attributable to equity financing are recorded as a reduction to APIC in our Consolidated Balance Sheets.
Professional fees from Magni, related to the issuance of the Notes and common shares, were as follows:

	For the Years Ended December 31,
(In $ millions)	2025	2024	2023
Deferred finance charges - Magni	—	—	2.3
Additional paid in capital - Magni	0.8	—	0.6